INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES

(a)	Income Tax Expense (Recovery)

For the years ended December 31,	2018	2017
Current tax expense (recovery)
Current tax expense in respect of the current year	$97.5	$86.2
Adjustment for prior periods	35.0	156.4
Impact of foreign exchange	3.8	(3.9)
Interest and penalties	2.5	0.5
	$138.8	$239.2

Deferred tax (recovery) expense
Deferred tax recovery recognized in the current year	$(158.4)	$(361.3)
Adjustment for prior periods	(7.5)	(5.5)
Impact of foreign exchange	148.1	13.7
	$(17.8)	$(353.1)
Total income tax expense (recovery)	$121.0	$(113.9)

The following table reconciles income taxes calculated at statutory rates with the income tax expense in the Consolidated Statements of Operations:

For the years ended December 31,	2018	2017 (Restated) (i)
Loss before income taxes	$(176.7)	$(312.0)
Canadian statutory tax rate (%)	26.5%	26.5%
Expected income tax recovery	(46.8)	(82.7)
Impact of higher foreign tax rates (ii)	20.0	(31.7)
Impact of change in enacted tax rates (iii), (iv)	(5.0)	(216.8)
Permanent differences	38.8	(20.7)
Unused tax losses and tax offsets not recognized in deferred tax assets	26.4	53.0
Tax effects of translation in foreign operations	(119.7)	(9.2)
True-up of tax provisions in respect of prior years and effects of Brazilian Tax Matters (Note 13(e))	27.5	150.7
Withholding taxes	8.7	10.8
Unrealized foreign exchange	151.9	9.9
Mining taxes on profit	14.3	14.5
Planned distribution of foreign earnings of the company	0.9	9.9
Other	4.0	(1.6)
Income tax expense (recovery)	$121.0	$(113.9)
Income tax expense (recovery) is represented by:
Current income tax expense	$138.8	$239.2
Deferred income tax recovery	(17.8)	(353.1)
Net income tax expense (recovery)	$121.0	$(113.9)

(i)
The Company has initially applied IFRS 9 at January 1, 2018. Under the transition method chosen, comparative information has been restated for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.

(ii)	The Company operates in multiple foreign tax jurisdictions that have tax rates that differ from the Canadian statutory rate.

(iii)
In November 2016, the Quebec government enacted changes to the income tax rate as proposed in the 2016 provincial budget. Beginning in 2017, the provincial rate has been decreasing by 0.1% per year, and over 4 years will decrease from 11.9% to 11.5% in 2020.

(iv)	On December 29, 2017 the Argentinian government enacted tax reform legislation, which reduces the corporate rate from 35% to 30% in 2018 with a further reduction to 25% starting in 2020.

(b)	Deferred Income Taxes

The following is the analysis of the deferred income tax assets (liabilities) presented in the Consolidated Balance Sheets:

As at December 31,	2018	2017
The net deferred income tax assets (liabilities) are classified as follows:
Deferred income tax assets	$88.5	$97.8
Deferred income tax liabilities	(1,129.3)	(1,147.1)
	$(1,040.8)	$(1,049.3)

For the year ended December 31, 2018	Opening balance	Recognized in profit or loss	Recognized in OCI	Divestitures	Closing balance
Deductible temporary differences	$24.7	$(1.4)	$—	$(7.0)	$16.3
Amounts related to tax losses	133.7	(26.8)	—	(1.8)	105.1
Financing costs	2.6	84.8	—		87.4
Decommissioning, restoration and similar liabilities	15.8	(0.6)	—	(4.2)	11.0
Derivative liability	(1.4)	(6.6)	—	7.1	(0.9)
Property, plant and equipment	(1,226.0)	(30.9)	—	(3.4)	(1,260.3)
Other	1.3	(0.6)	—	(0.1)	0.6
Net deferred income tax liabilities	$(1,049.3)	$17.8	$—	$(9.3)	$(1,040.8)

For the year ended December 31, 2017	Opening balance	Recognized in profit or loss	Recognized in OCI	Discontinued operations	Closing balance
Deductible temporary differences	$67.3	$(42.6)	$—	$—	$24.7
Amounts related to tax losses	76.7	66.0	—	(9.0)	133.7
Financing costs	23.8	(21.2)	—	—	2.6
Decommissioning, restoration and similar liabilities	16.0	(0.2)	—	—	15.8
Derivative liability	—	(2.8)	1.4	—	(1.4)
Property, plant and equipment	(1,578.0)	352.0	—	—	(1,226.0)
Unrealized foreign exchange losses	(4.6)	4.6	—	—	—
Available-for-sale securities	—	0.1	(0.1)	—	—
Other	4.1	(2.8)	—	—	1.3
Net deferred income tax liabilities	$(1,394.7)	$353.1	$1.3	$(9.0)	$(1,049.3)

A deferred income tax asset in the amount of $82.0 million has been recorded in Canada and $4.1 million in Argentina (2017: $82.1 million in Canada and $7.4 million in Brazil). The deferred income tax asset consists mainly of unused tax losses and deductible temporary differences which arose primarily from financing costs and general and administrative expenses. Projections of taxable profits from various sources were used to support the recognition of a portion of the losses. The future projected income could be affected by metal prices and quantities of proven and probable reserves. If these factors or other circumstances change, we would reassess our ability to record the deferred income tax asset relating to the unused tax losses.

(c)	Unrecognized Deductible Temporary Differences and Unused Tax Losses

Deferred tax assets have not been recognized in respect of the following items:

As at December 31,	2018	2017
Deductible temporary differences (no expiry)	$63.1	$59.0
Tax losses	342.8	391.4
	$405.9	$450.4

Loss carry forwards at December 31, 2018 will expire as follows:

	Canada	U.S.	Brazil	Chile	Argentina	Other	Total
2019	$—	$9.8	$—	$—	$—	$0.1	$9.9
2020	—	5.6	—	—	—	0.1	5.7
2021	—	16.8	—	—	—	—	16.8
2022	—	19.3	—	—	—	—	19.3
2023	—	34.8	—	—	—	—	34.8
2024 and onwards	401.9	144.9	—	—	—	5.7	552.5
Unlimited	1,120.9	3.3	302.0	129.4	—	—	1,555.6
	$1,522.8	$234.5	$302.0	$129.4	$—	$5.9	$2,194.6

(d)	Unrecognized Taxable Temporary Differences Associated with Investments and Interests in Subsidiaries

As at December 31, 2018, an aggregate temporary difference of $2.8 billion (2017: $3.0 billion) related to investments in subsidiaries was not recognized because the Company controls the reversal of the liability and it is expected that it will not reverse in the foreseeable future.

(e)	Brazilian Tax Matters

An income tax expense of $33.3 million incurred and payable at the end of the year, following an administrative interpretation of relevant tax legislation and approach by Brazilian tax authorities under that tax legislation in December. The expense was unexpected, not consistent with the Company's interpretations of the tax legislation and inconsistent with past practice. The Company has made the payment so as to avoid penalties and interest but in respect of which, the Company is pursuing its legal recourse and remedies.

In the third quarter of 2017, the Company elected to participate in a program to settle all significant outstanding income tax assessments in Brazil and all income tax assessments relating to the Company’s Chapada mine.

The Company paid $76.7 million in the year ended December 31, 2017 and a lump sum of $68.0 million in the first quarter of 2018. The income tax expense associated with the tax matters has been recorded in the Consolidated Statement of Operations for the year ended December 31, 2017, and is the most significant component of the $150.7 million true-up of tax provisions in respect of prior years in the rate reconciliation.